Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Buildings and improvements [member] | Bottom of range [member]
Statement Line Items [Line Items]
Property, plant and equipment (Year)	30 years
Buildings and improvements [member] | Top of range [member]
Statement Line Items [Line Items]
Property, plant and equipment (Year)	50 years
Plant and production equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Property, plant and equipment (Year)	10 years
Plant and production equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Property, plant and equipment (Year)	40 years
Vehicles, furniture and fixtures, and other equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Property, plant and equipment (Year)	4 years
Vehicles, furniture and fixtures, and other equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Property, plant and equipment (Year)	10 years